SUBSIDIARY EQUITY OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of debt obligations held in subsidiaries

AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2017	2016
Series 1	24,000,000	6.25%	US$	$551	$541
Series 2	24,000,000	6.50%	US$	529	522
Series 3	24,000,000	6.75%	US$	517	511
Total				$1,597	$1,574

AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2017	2016
BPO Class AAA preferred shares
Series G	—	5.25%	US$	$—	$81
Series J	—	5.00%	C$	—	122
Series K	—	5.20%	C$	—	93
Brookfield Property Split Corp (“BOP Split”) senior preferred shares
Series 1	924,390	5.25%	US$	23	24
Series 2	699,165	5.75%	C$	14	14
Series 3	909,994	5.00%	C$	18	17
Series 4	940,486	5.20%	C$	19	18
BSREP II RH B LLC (“Manufactured Housing”) preferred capital	—	9.00%	US$	249	—
Rouse Series A preferred shares	5,600,000	5.00%	US$	142	143
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) preferred shares	10,000	5.00%	US$	40	40
Total				$505	$552
Subsidiary equity obligations consist of the following:

AS AT DEC. 31 (MILLIONS)	Note	2017	2016
Subsidiary preferred equity units	(a)	$1,597	$1,574
Limited-life funds and redeemable fund units	(b)	1,559	1,439
Subsidiary preferred shares and capital	(c)	505	552
Total		$3,661	$3,565